Segmented information	12 Months Ended
Mar. 30, 2013
Segment Reporting [Abstract]
Segmented information
13.	Segmented information:

The Company has two reportable segments Retail and Other. Retail operates 30 stores across Canada under the Birks brand, and 20 stores in the Southeastern U.S. under the Mayors brand, 1 store under the Rolex brand name in Orlando, as well as 2 retail locations in Calgary and Vancouver under the Brinkhaus brand. Other consists primarily of our corporate sales division, which services business customers by providing them with unique items for recognition programs, service awards and business gifts, the Company’s gold exchange business, which purchases gold and other precious metals from clients and refines the metals purchased, and manufacturing, which produce unique products for the retail segment of our business.

The two segments are managed and evaluated separately based on gross profit. The accounting policies used for each of the segments are the same as those used for the consolidated financial statements. Inter-segment sales are made at amounts of consideration agreed upon between the two segments and intercompany profit is eliminated if not yet earned on a consolidated basis. The Company does not evaluate the performance of the Company’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.

Certain information relating to the Company’s segments for the years ended March 30, 2013, March 31, 2012, and March 26, 2011, respectively, is set forth below:

	Retail			Other			Total
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	(In thousands)
Sales to external customers	$274,725	$279,345	$257,150	$18,034	$22,972	$13,798	$292,759	$302,317	$270,948
Inter-segment sales	$—	$—	$—	$25,126	$27,076	$21,875	$25,126	$27,076	$21,875
Unadjusted gross profit	$120,554	$125,749	$113,131	$10,612	$13,945	$8,626	$131,166	$139,694	$121,757

The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 30, 2013, March 31, 2012 and March 26, 2011:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands)
Unadjusted gross profit	$131,166	$139,694	$121,757
Inventory provisions	(2,763)	(2,998)	(3,034)
Other unallocated costs	(2,527)	(3,051)	(2,417)
Adjustment of intercompany profit	298	(415)	2

Adjusted gross profit	$126,174	$133,230	$116,308

Sales to external customers and long-lived assets by geographical areas were as follows:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands)
Geographic Areas
Net sales:
Canada	$158,834	$163,027	$144,903
United States	133,925	139,290	126,045

	$292,759	$302,317	$270,948

Long-lived assets:
Canada	$18,966	$20,330	$20,232
United States	9,963	7,805	7,366

	$28,929	$28,135	$27,598

Classes of Similar Products
Net sales:
Jewelry and other	$164,492	$172,487	$159,306
Timepieces	128,267	129,830	111,642

	$292,759	$302,317	$270,948